Policyholder Liabilities - Significant Inputs and Assumptions (Details) $ in Thousands	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Market Risk Benefit [Line Items]
Market risk benefit, after increase (decrease) from instrument-specific credit risk	$ 2,225,621	$ 2,635,789
Ceded market risk benefits	$ 604,615	$ 156,931
Minimum | Utilization | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.0004	0
Minimum | Option budget | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.0165	0.0155
Minimum | Risk-free interest rate | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.0251	0.0053
Minimum | Nonperformance risk | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.0006	0.0007
Maximum | Utilization | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.7875	0.6000
Maximum | Option budget | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.0250	0.0250
Maximum | Risk-free interest rate | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.0490	0.0205
Maximum | Nonperformance risk | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.0327	0.0250
Weighted Average | Utilization | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.0424	0.0325
Weighted Average | Option budget | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.0231	0.0202
Weighted Average | Risk-free interest rate | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.0331	0.0177
Weighted Average | Nonperformance risk | Discounted cash flow
Market Risk Benefit [Line Items]
Market risk benefit, measurement input	0.0259	0.0149